Summary of Significant Accounting Policies (Policies)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation

The Company’s accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). These condensed consolidated financial statements are unaudited and, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our condensed consolidated balance sheets, operating results, statement of changes in redeemable noncontrolling interest and stockholders’ equity (deficit), and cash flows for the periods presented. Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with US GAAP have been omitted in accordance with the rules and regulations of the SEC. The interim results for the three and nine months ended December 31, 2023 are not necessarily indicative of the results to be expected for the year ending March 31, 2024 or for any future interim periods.

The condensed consolidated balance sheet as of March 31, 2023 included herein was derived from the audited consolidated carve-out financial statements (restated) of Aark Singapore Pte Ltd. and its subsidiaries as of that date. As such, the information included herein should be read in conjunction with the consolidated carve-out financial statements and accompanying notes of AARK as of and for the year ended March 31, 2023, filed as an exhibit to Amendment No. 2 to Current Report on Form 8-K originally filed on November 13, 2023 as amended on November 30, 2023 and December 13, 2023, which provides a more complete discussion of the Company’s accounting policies and certain other information. There have been no changes in accounting policies during the nine months ended December 31, 2023 from those disclosed in the annual consolidated carve-out financial statements and related notes for the year ended March 31, 2023, except for those described below and also as described in “Recently Adopted Accounting Pronouncements” below.

All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all the information and footnotes required by U.S. GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. The interim results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any future interim periods.

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, revenue recognition, allowance for credit losses, stock-based compensation, fair valuation of Forward Purchase Agreement (“FPA”) put option liabilities and private warrant liabilities, useful lives of property and equipment, accounting for income taxes, determination of incremental borrowing rates used for operating lease liabilities and right-of-use assets, obligations related to employee benefits and carve-out of financial statements, including the allocation of assets, liabilities and expenses. Management believes that the estimates and judgments upon which it relies, are reasonable based upon information available to the Company at the time that these estimates and judgments were made. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $8,412 and $48,126 in cash and no cash equivalents, outside of the funds held in the Trust Account, as of September 30, 2023 and December 31, 2022, respectively.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $48,126 and $503,204 in cash and no cash equivalents, outside of the funds held in the Trust Account, as of December 31, 2022 and 2021, respectively.

Derivative Financial Instruments and FPA Put Option Liability

Derivative Financial Instruments and FPA Put Option Liability

The Company accounts for the Warrants (defined below) in accordance with the guidance contained in ASC 815-40 under which the Instruments (as defined below) do not meet the criteria for equity treatment and must be recorded as liabilities. The Company accounts for the FPA put option liability as a financial liability in accordance with the guidance in ASC 480-10. Warrants and FPA are collectively referred as the “Instruments”. The Instruments are subjected to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s condensed consolidated statement of operations. See Note 12 for further discussion of the pertinent terms of the Warrants and Note 14 for further discussion of the methodology used to determine the value of the Warrants and FPA.

In December 2023, the Company settled vendor balances mounting to $ 855 owed to certain vendors by issuing 361,388 Class A ordinary shares. If the volume weighted average price (“VWAP”) of the Class A ordinary shares over the three trading days immediately preceding the agreement date is higher than the VWAP over the three trading days immediately preceding the six-month anniversary from the agreement date, additional Class A ordinary shares of ATI would need to be issued for the difference. This represents a derivative financial instrument written by the Company which has been accounted for in accordance with the guidance contained in ASC 815-40 including subsequent re-measurement at fair value with the changes being recognized in Company’s condensed consolidated statement of operations.

For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value at inception and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the condensed consolidated balance sheets as current or noncurrent based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Derivative Financial Instruments

The Company accounts for the Warrants, Forward Purchase Agreement (as defined below), and Working Capital Loan conversion option (collectively, the “Instruments”) in accordance with the guidance contained in ASC 815-40 under which the Instruments do not meet the criteria for equity treatment and must be recorded as liabilities. The conversion feature within the Working Capital Loan gives the Sponsor an option to convert the loan to warrants of the Company’s Class A ordinary shares. This bifurcated feature is assessed at the end of each reporting period to conclude whether additional liability should be recorded. The Instruments are subjected to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. See Note 5 and 7 for further discussion of the pertinent terms of the Warrants and Forward Purchase Agreement and Note 8 for further discussion of the methodology used to determine the value of the Warrants, Forward Purchase Agreement, and Working Capital Loan conversion option.

Derivative Financial Instruments

The Company accounts for the Warrants, Forward Purchase Agreement (as defined below), and Working Capital Loan conversion option (collectively, the “Instruments”) in accordance with the guidance contained in ASC 815-40 under which the Instruments do not meet the criteria for equity treatment and must be recorded as liabilities. The conversion feature within the Working Capital Loan gives the Sponsor an option to convert the loan to warrants of the Company’s Class A ordinary shares. This bifurcated feature is assessed at the end of each reporting period to conclude whether additional liability should be recorded. The Instruments are subjected to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. See Note 5 and 7 for further discussion of the pertinent terms of the Warrants and Forward Purchase Agreement and Note 8 for further discussion of the methodology used to determine the value of the Warrants, Forward Purchase Agreement, and Working Capital Loan conversion option.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

At September 30, 2023 and December 31, 2022, the assets held in the Trust Account of $49,992,699 and $234,716,046, respectively, were invested in money market funds.

Marketable Securities Held in Trust Account At December 31, 2022 and 2021, the assets held in the Trust Account of $234,716,046 and $232,320,844, respectively, were invested in money market funds.
Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

All of the Class A ordinary shares sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Therefore, all Class A ordinary shares have been classified outside of permanent equity.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital and accumulated deficit. The ordinary shares subject to possible redemption reflected on the condensed balance sheets as of September 30, 2023 and December 31, 2022 is reconciled in the following table:

Class A ordinary shares subject to possible redemption at December 31, 2021	$232,300,000
Remeasurement of Class A ordinary shares to redemption value	2,316,046
Class A ordinary shares subject to possible redemption at December 31, 2022	$234,616,046
Remeasurement of Class A ordinary shares to redemption value	4,711,256
Redemption of Class A ordinary shares	(189,434,603)
Class A ordinary shares subject to possible redemption at September 30, 2023 (unaudited)	$49,892,699

Class A Ordinary Shares Subject to Possible Redemption

All of the Class A ordinary shares sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Therefore, all Class A ordinary shares have been classified outside of permanent equity.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital and accumulated deficit. The ordinary shares subject to possible redemption reflected on the balance sheet as of December 31, 2022 and 2021 is reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Class A ordinary shares issuance costs	(21,834,402)
Fair value of Public Warrants at issuance	(5,784,500)
Plus:
Remeasurement of Class A ordinary shares to redemption value	29,918,902
Class A ordinary shares subject to possible redemption at December 31, 2021	$232,300,000
Remeasurement of Class A ordinary shares to redemption value	2,316,046
Class A ordinary shares subject to possible redemption at December 31, 2022	$234,616,046

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents, accounts receivable, loans to affiliates, and investments. The Company holds cash at financial institutions that the Company believes are high credit quality financial institutions and limits the amount of credit exposure with any one bank and conducts ongoing evaluations of the creditworthiness of the banks with which it does business. As of December 31, 2023 and March 31, 2023, there were one and four customers, respectively, that represented 10% or greater of the Company’s accounts receivable balance. The Company expects limited credit risk arising from its long-term investments as these primarily entail investments in the Company’s affiliates that have a credit rating that is above the minimum allowable credit rating defined in the Company’s investment policy. As a part of its risk management process, the Company limits its credit risk with respect to long-term investments by performing periodic evaluations of the credit standing of counterparties to its investments.

In respect of the Company’s revenue, there were three and four customers that each accounted for more than 10% of total revenue for the nine months ended December 31, 2023 and 2022, respectively; and there were two and five customers that accounted for more than 10% of total revenue for the three months ended December 31, 2023 and 2022, respectively. The following table shows the amount of revenue derived from each customer exceeding 10% of the Company’s revenue during the three and nine months ended December 31, 2023 and 2022:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Customer 1	13.9%	16.2%	14.4%	16.5%
Customer 2	12.9%	15.6%	12.7%	15.4%
Customer 3	n/a	14.7%	10.3%	12.8%
Customer 4	n/a	10.0%	n/a	10.1%
Customer 5	n/a	10.0%	n/a	n/a

Accounts receivable, net

The Company records a receivable when an unconditional right to consideration exists, such that only the passage of time is required before payment of consideration is due. Timing of revenue recognition may differ from the timing of invoicing to customers. If revenue recognized on a contract exceeds the billings, then the Company records an unbilled receivable for that excess amount, which is included as part of accounts receivable, net in the Company’s condensed consolidated balance sheets.

Prior to the Company’s adoption of ASU 2016-13, Topic 326 Financial Instruments – Credit Losses (“Topic 326”), the accounts receivable balance was reduced by an allowance for doubtful accounts that was determined based on the Company’s assessment of the collectability of customer accounts. Under Topic 326, accounts receivable are recorded at the invoiced amount, net of allowance for credit losses. The Company regularly reviews the adequacy of the allowance for credit losses based on a combination of factors. In establishing any required allowance, management considers historical losses adjusted for current market conditions, the current receivables aging, current payment terms and expectations of forward-looking loss estimates. Allowance for credit losses was $1,233 as of December 31, 2023 and allowance for doubtful accounts was $0 as of March 31, 2023, and is classified within “Accounts Receivable, net” in the condensed consolidated balance sheets. See “Recent accounting pronouncements adopted” section below for information pertaining to the adoption of Topic 326.

The following tables provides details of the Company’s allowance for credit losses:

Nine Months Ended December 31, 2023
Opening balance as of March 31, 2023	$-
Transition period adjustment on accounts receivables (through retained earnings) pursuant to ASC 326	149
Adjusted balance as of April 1, 2023	$149
Additions charged to cost and expense	1,084
Closing balance as of December 31, 2023	$1,233

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. At September 30, 2023 and December 31, 2022, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. At December 31, 2022 and 2021, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Financial Instruments

Fair Value of Financial Instruments

Except for the Warrant, Forward Purchase Agreement, and Working Capital Loan Liabilities as described above, the fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (the “FASB”) ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the condensed balance sheets.

Financial Instruments

Except for the Warrant, Forward Purchase Agreement, and Working Capital Loan Liabilities as described above, the fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (the “FASB”) ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the consolidated balance sheets.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value in the condensed consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value.

Hierarchical levels which are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities are as follows:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 – Inputs that are observable, either directly or indirectly. Such prices may be based upon quoted prices for identical or comparable securities in active markets or inputs not quoted on active markets but corroborated by market data.

Level 3 – Unobservable inputs that are supported by little or no market activity and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets of liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets of liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the condensed balance sheets as current or noncurrent based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Offering Costs

Offering Costs

Offering costs consist of legal, accounting, underwriting and other costs incurred through the condensed balance sheet date that are directly related to the Initial Public Offering. Upon the completion of the Initial Public Offering, the offering costs were allocated using the relative fair values of the Company’s Class A ordinary shares and its Public Warrants and Private Placement Warrants. The costs allocated to warrants were recognized in other expenses and those related to the Company’s Class A ordinary shares were charged against the carrying value of Class A ordinary shares. The Company complies with the requirements of the ASC 340-10-S99-1.

Offering Costs

Offering costs consist of legal, accounting, underwriting and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering. Upon the completion of the Initial Public Offering, the offering costs were allocated using the relative fair values of the Company’s Class A ordinary shares and its Public Warrants and Private Placement Warrants. The costs allocated to warrants were recognized in other expenses and those related to the Company’s Class A ordinary shares were charged against the carrying value of Class A ordinary shares. The Company complies with the requirements of the ASC 340-10-S99-1.

Net Loss per Share

Net Loss per Share

Basic net loss per share is computed by dividing income/(loss) available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of common and potential dilutive common shares outstanding during the period. The Company has not considered the effect of the Warrants sold in its initial public offering (the “Initial Public Offering”) and private placement to purchase ATI ordinary shares, and impact of FPA put option liability in the calculation of diluted net loss per share, since the instruments are not dilutive.

Net Loss Per Share of Ordinary Shares

Net loss per share of ordinary shares is computed by dividing Net loss by the weighted average number of shares issued and outstanding during the period. The Company has not considered the effect of their Forward Purchase Agreement, warrants sold in the Initial Public Offering, private placement to purchase Class A ordinary shares, and Working Capital Loan warrants in the calculation of diluted loss per share, since the instruments are not dilutive.

For the three and nine months ended September 30, 2023, the inclusion of dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company is contingent on a future event. For the three and nine months ended September 30, 2022, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the periods presented.

The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares (the “Founder Shares”). Earnings is shared pro rata between the two classes of shares as long as an Initial Business Combination is the most likely outcome. Accretion associated with the redeemable Class A ordinary shares is excluded from income (loss) per share as the redemption value approximates fair value.

A reconciliation of net (loss) income per share is below:

	For The Three Months Ended September 30, 2023	For The Three Months Ended September 30, 2022	For The Nine Months Ended September 30, 2023	For The Nine Months Ended September 30, 2022
Redeemable Class A Ordinary Shares
Numerator: Net (loss) income allocable to Redeemable Class A Ordinary Shares
Net (loss) income allocable to Redeemable Class A Ordinary Shares	$(685,915)	$(278,460)	$(682,886)	$7,700,858
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding, Redeemable Class A	4,718,054	23,000,000	11,615,638	23,000,000
Basic and diluted net (loss) income per share, Class A ordinary shares subject to possible redemption	$(0.15)	$(0.01)	$(0.06)	$0.33

Non-Redeemable Class B Ordinary Shares
Numerator: Net (loss) income allocable to non-redeemable Class B Ordinary Shares
Net (loss) income allocable to non-redeemable Class B Ordinary Shares	$(835,940)	$(69,615)	$(338,044)	$1,925,214
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net (loss) income per share, Class B non-redeemable ordinary shares	$(0.15)	$(0.01)	$(0.06)	$0.33

Earnings Per Share of Ordinary Shares

Earnings per share of ordinary shares is computed by dividing net earnings (or loss) by the weighted average number of shares issued and outstanding during the period. The Company has not considered the effect of their Forward Purchase Agreement, warrants sold in the Initial Public Offering, private placement to purchase Class A ordinary shares, and Working Capital Loan warrants in the calculation of diluted income per share, since the instruments are not dilutive.

For the year ended December 31, 2022, the inclusion of dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company is contingent on a future event. For the period from March 5, 2021 (inception) through December 31, 2021, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company as those would be antidilutive under the treasury stock method. As a result, diluted income (loss) per share is the same as basic income (loss) per share for the periods presented.

The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares (the “Founder Shares”). Earnings are shared pro rata between the two classes of shares as long as an Initial Business Combination is consummated. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

A reconciliation of the earnings per share is below:

	For The Year Ended December 31, 2022	For the period from March 5, 2021 (Inception) through December 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Net income (loss) allocable to Redeemable Class A Ordinary Shares	$7,807,770	$(1,322,260)
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares	23,000,000	5,158,940
Basic and diluted net income (loss) per share, Redeemable Class A	$0.34	$(0.26)

Non-Redeemable Class B Ordinary Shares
Numerator: Net income (loss) allocable to non-redeemable Class B Ordinary Shares	$1,951,943	$(1,311,439)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	5,750,000	5,116,722
Basic and diluted net income (loss) per share, non-redeemable ordinary shares	$0.34	$(0.26)

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets were deemed immaterial as of September 30, 2023 and December 31, 2022.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of September 30, 2023 and December 31, 2022. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of September 30, 2023 and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. There is currently no taxation imposed on income by the Government of the Cayman Islands. Consequently, income taxes are not reflected in the Company’s financial statement.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets were deemed immaterial as of December 31, 2022 and 2021.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2022 and 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. There is currently no taxation imposed on income by the Government of the Cayman Islands. Consequently, income taxes are not reflected in the Company’s financial statement.

Recent Accounting Pronouncements Adopted

Recent Accounting Pronouncements Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (“Topic 326”): Measurement of Credit Losses on Financial Instruments. Topic 326 requires measurement and recognition of expected credit losses for financial assets measured at amortized cost as well as certain off balance sheet commitments (loan commitments, standby letters of credit, financial guarantees, and other similar instruments). The Company had an off-balance sheet guarantee at the April 1, 2023 adoption date (see Note 11 – Commitment and Contingencies). The expected credit loss for this guarantee was estimated using the probability of default method. The Company adopted ASU 2016-13 on April 1, 2023 using a modified retrospective approach. Results for reporting periods beginning April 1, 2023 are presented under Accounting Standards Codification (“ASC”) 326 while prior period amounts continue to be reported in accordance with previously applicable US GAAP.

The adoption of ASU 2016-13 resulted in an after-tax cumulative-effect reduction to opening retained earnings and noncontrolling interest of $223 as of April 1, 2023. The following table summarizes the impact of the Company’s adoption of ASU 2016-13:

	As Reported March 31, 2023	Impact of Adoption	Balance as of April 1, 2023
Accumulated retained earnings (deficit)	6,318	(190)	6,128
Noncontrolling interests	1,279	(33)	1,246
Accounts receivable, net	13,416	(149)	13,267
Prepaid expenses and other current assets	4,117	-	4,117
Other current liabilities	4,201	21	4,222
Other assets	2,259	(1)	2,258
Long-term investments	1,564	(126)	1,438
Deferred tax asset	1,237	75	1,312

Expense related to credit losses is classified within “Selling, general & administrative expenses” in the condensed consolidated statements of operations.

Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the accompanying financial statement.

Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the accompanying financial statement.

In August the FASB issued a new standard (ASU 2020-06) to reduce the complexity of accounting for convertible debt and other equity-linked instruments. For certain convertible debt instruments with a cash conversion feature, the changes are a trade-off between simplifications in the accounting model (no separation of an “equity” component to impute a market interest rate, and simpler analysis of embedded equity features) and a potentially adverse impact to diluted EPS by requiring the use of the if-converted method. The new standard will also impact other financial instruments commonly issued by both public and private companies. For example, the separation model for beneficial conversion features is eliminated simplifying the analysis for issuers of convertible debt and convertible preferred stock. Also, certain specific requirements to achieve equity classification and/ or qualify for the derivative scope exception for contracts indexed to an entity’s own equity are removed, enabling more freestanding instruments and embedded features to avoid mark-to-market accounting. The new standard is effective for companies that are SEC filers (except for Smaller Reporting Companies) for fiscal years beginning after December 15, 2022 and interim periods within that year, and two years later for other companies. Companies can early adopt the standard at the start of a fiscal year beginning after December 15, 2020. The standard can either be adopted on a modified retrospective or a full retrospective basis. The Company is currently reviewing the newly issued standard and does not believe it will materially impact the Company.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or noncurrent based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Periods prior to demerger transactions

Periods prior to demerger transactions

These condensed consolidated financial statements were extracted from the accounting records of AARK on a carve-out basis prior to May 24, 2023, including interim period ended December 31, 2022, i.e., these condensed consolidated financial statements exclude the financial results of the fintech and investing businesses that are unrelated to the merger with ATI pursuant to the Merger Agreement. The condensed consolidated financial statements have been derived from the historical accounting records of Aark Singapore Pte. Ltd., Aeries Technology Group Business Accelerators Pvt Ltd., its subsidiaries (“ATGBA”) and controlled trust. Only those assets and liabilities that are specifically identifiable to the management consultancy business activities are included in the Company’s condensed consolidated balance sheets. The Company’s condensed consolidated statements of operations and comprehensive income consist of all the revenue and expenses of the management consultancy business activities, excluding allocations of certain expenses of the excluded fintech and investing business activities. These allocations were based on methodologies that management believes to be reasonable; however, amounts derecognized by the Carve-out Entity are not necessarily representative of the amounts that would have been reflected in the condensed consolidated financial statements had the excluded businesses operated independently of the Carve-out Entity.

The condensed consolidated financial statements for the period prior to the Demerger Transactions exclude the following: (a) cash and cash equivalents that were utilized solely to fund activities undertaken by the investing business of AARK, (b) long-term debt and related interest payable/expense that were solely related to financing of the fintech and investing businesses, (c) amounts due from related parties related to the fintech and investing businesses, (d) investments made by the investing business, (e) trade and other receivables of the fintech business, and (f) revenue, cost of sales, other income, advisory fees, bank charges and withholding taxes attributable to the fintech and investing businesses and allocations of certain expenses of the excluded businesses; these allocations were based on methodologies that management believes to be reasonable; however, amounts derecognized by AARK are not necessarily representative of the amounts that would have been reflected in the condensed consolidated financial statements had the excluded businesses operated independently of AARK.

Differences between allocations in the condensed consolidated statements of operations and condensed consolidated balance sheets are reflected in equity as a part of “Net shareholders’ investment and additional paid-in-capital” in the condensed consolidated financial statements.

Non-controlling interests represent the equity interest not owned by the Company and are recorded for condensed consolidated entities in which the Company owns less than 100% of the interests. Changes in a parent’s ownership interest while the parent retains its controlling interest are accounted for as equity transactions.

Periods after the Demerger Transactions

Periods after the Demerger Transactions

Beginning May 25, 2023 and for the interim period ended December 31, 2023, following the demerger of the fintech and investing businesses, the condensed consolidated financial statements of ATI have been prepared from the financial records of Aark Singapore Pte. Ltd., Aeries Technology Group Business Accelerators Pvt Ltd., its subsidiaries (“ATGBA”) and controlled trust on a condensed consolidated basis.

Going Concern

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

For the nine and three months ended December 31, 2023, the Company has reported a net loss. The shareholders’ equity as at December 31, 2023 also has a deficit of $43,072. These factors may raise a substantial doubt regarding the Company’s ability to continue as a going concern for at least 12 months from the date when these financial statements are available to be filed with the SEC. As at December 31, 2023 the Company had a balance of $6,543 in cash and cash equivalents and also generated positive cash flows for the nine months ended December 31, 2023.

The Company has historically financed its operations and expansions with cash generated from operations, a revolving credit facility from Kotak Mahindra Bank, and loans from related parties. Management expects to have sufficient cash from the operations, cash reserves and debt capacity for the next 12 months and for the foreseeable future to finance our operations, our growth, expansion plans.

These financial statements have been prepared on a going concern basis, which assumes that the Company will continue to operate for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business.

Segment Reporting

Segment Reporting

The Company operates as one operating segment. The Company’s chief operating decision maker is its chief executive officer, who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, assessing financial performance and allocating resources.

Forward Purchase Agreement

Forward Purchase Agreement

On November 3, 2023, and November 5, 2023, WWAC entered into Forward Purchase Agreements (the “FPAs”) with Sandia Investment Management LP, Sea Otter Trading, LLC, YA II PN, Ltd and Meteora Capital Partners, LP (collectively known as “FPA holders”) for an over-the-counter (“OTC”) Equity Prepaid Forward Transaction. A Subscription Agreement (the “Subscription Agreement”) was also executed alongside the FPA for subscription of the underlying FPA shares by the FPA holders either through a new issuance or purchase of shares from existing holders (“Recycled Shares”). The FPAs and Subscription Agreements have been accounted for separately as discussed subsequently.

The FPAs stipulate a new issuance of 3,711,667 Class A ordinary shares to the FPA holders at the redemption price (i.e., $10.69 per share) and, purchase of 288,333 Recycled Shares through redemption reversals. The amount to be received by ATI from the FPA holders on such issuance of around 3,711,667, shares, are held with the FPA holders as prepaid with respect to the forward transaction. Pursuant to the FPA, ATI was obligated to pay a prepayment amount of $42,760 which was settled as below:

●	$39,678 against the consideration receivable by ATI for a new issuance of class A ordinary shares to the FPA holders; and

●	$3,083 representing the cash paid by ATI to the FPA holders to fund the purchase price of the Recycled Shares.

At the end of the contract period of one year, for each unsold share held by the FPA holders, ATI is obligated to pay FPA holders an amount of $2 in cash or a variable number of ATI’s Class A ordinary shares in order to provide a return of $2.5 per FPA share determined based on the 30-day volume weighted average price of ATI’s Class A ordinary shares (“Maturity Consideration”). The FPA holders have the option to select the form of Maturity Consideration.

The Optional Termination Right held by the FPA holders economically results in the prepaid forward contract being akin to a written put option with the Purchaser’s right to sell all or a portion of the 4,000,000 common shares to ATI. ATI is entitled over the 12-month maturity period to either a return of the prepayment or the underlying shares, which the FPA holders will determine at their sole discretion depending on the movement in ATI’s stock price.

The FPAs consist of two freestanding financial instruments that are accounted for as follows:

1)	The total prepayment of $42,760 (“Prepayment Amount”) which includes a net cash outflow of $3,083 as discussed above. The Prepayment Amount has been accounted for as a reduction to equity to reflect the substance of the overall arrangement as a net repurchase of the Recycled Shares and sale of newly issued shares to the FPA holders pursuant to a subscription agreement without receipt of the underlying consideration of $39,678.
2)	The “FPA Put Option” includes both the in-substance written put option and the expected Maturity Consideration. The FPA Put Option is a derivative instrument that the Company has recorded as a liability and measured at fair value in accordance with ASC 480-10. The instrument is subject to remeasurement at each balance sheet date, with changes in fair value recognized in the condensed consolidated statements of operations. The initial fair value of the FPA put option liability at the Closing Date was $25,009, and the fair value as on December 31, 2023 was $42,256, which is reported as a FPA put option liability in our condensed consolidated balance sheet. The change in the fair value of the FPA put option liability of $17,247 for the three and nine months ended December 31, 2023 has been recorded to change in fair value of forward purchase agreement put option liability in the Company’s condensed consolidated statements of operations. See Note 14.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Except for the Warrants and FPA as described above, the fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (the “FASB”) ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the condensed consolidated balance sheets.

Accounts receivable, net

Accounts receivable, net

The Company records a receivable when an unconditional right to consideration exists, such that only the passage of time is required before payment of consideration is due. Timing of revenue recognition may differ from the timing of invoicing to customers. If revenue recognized on a contract exceeds the billings, then the Company records an unbilled receivable for that excess amount, which is included as part of accounts receivable, net in the Company’s condensed consolidated balance sheets.

Long-Term Investments

Long-Term Investments

The Company’s long-term investments consist of debt and non-marketable equity investments in privately held companies in which the Company does not have a controlling interest or significant influence, which have maturities in excess of one year and the Company does not intend to sell.

Debt investments of mandatorily redeemable preference shares, which are classified as held-to-maturity since the Company has the intent and contractual ability to hold these securities to maturity. These investments are reported at amortized cost and are subject to an ongoing impairment evaluation. Income from these investments is recorded in “Interest income” in the condensed consolidated statements of operations.

Under Topic 326, expected credit losses are recorded and reduced from the amortized cost of the held-to-maturity securities. Expected credit losses for long-term investments are calculated using a probability of default method. Credit losses are recorded within “Selling, general & administrative expenses” in the condensed consolidated statements of operations when an event or circumstance indicates a decline in value has occurred. Allowance for credit losses was $129 as of December 31, 2023. See “Recent accounting pronouncements adopted” section below for information pertaining to the adoption of ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments.

The following tables provides details of the Company’s allowance for credit losses:

Nine Months Ended December 31, 2023
Opening balance as of March 31, 2023	$-
Transition period adjustment on long term investments (through retained earnings) pursuant to ASC 326	126
Adjusted balance as of April 1, 2023	$126
Additions charged to change in provision for credit losses	3
Closing balance as of December 31, 2023	$129

The Company includes these long-term investments in “Long-term investments” on the condensed consolidated balance sheets.

Recent Accounting Pronouncements not yet Adopted

Recent Accounting Pronouncements not yet Adopted

In August 2020, the FASB issued a new standard (ASU 2020-06) to reduce the complexity of accounting for convertible debt and other equity-linked instruments. For certain convertible debt instruments with a cash conversion feature, the changes are a trade-off between simplifications in the accounting model (no separation of an “equity” component to impute a market interest rate, and simpler analysis of embedded equity features) and a potentially adverse impact to diluted EPS by requiring the use of the if-converted method. The new standard will also impact other financial instruments commonly issued by both public and private companies. For example, the separation model for beneficial conversion features is eliminated simplifying the analysis for issuers of convertible debt and convertible preferred stock. Also, certain specific requirements to achieve equity classification and/ or qualify for the derivative scope exception for contracts indexed to an entity’s own equity are removed, enabling more freestanding instruments and embedded features to avoid mark-to-market accounting. The new standard is effective for companies that are SEC filers (except for Smaller Reporting Companies) for fiscal years beginning after December 31, 2021 and interim periods within that year, and two years later for other companies. Companies can early adopt the standard at the start of a fiscal year beginning after December 15, 2020. The standard can either be adopted on a modified retrospective or a full retrospective basis. The Company is currently reviewing the issued standard and does not believe it will materially impact the Company.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, which amends the disclosure or presentation requirements related to various subtopics in the FASB Accounting Standards Codification (the “Codification”). The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. If by June 30, 2027, the SEC has not removed the applicable requirement from Regulation S-X or Regulation S-K, the pending content of the related amendment will be removed from the Codification and will not become effective for any entity. The Company is in the process of evaluating the Impact of the amendments this ASU will have on the financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which requires public entities to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold on an annual basis. ASU 2023-09 is effective for the Company for the fiscal year ended March 31, 2025. The Company is currently evaluating the effect of the update.

Other recent pronouncements are either not applicable or are not expected to have a material impact on the Company’s condensed consolidated financial statements.